UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 2012

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ruth A. Benben
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Ruth A. Benben  Milwaukee, Wisconsin  April 10, 2012

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total:	$291,077

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iSHARES TR DJ US ENERGY                         464287796      218  5251.00 SH       SOLE                  5251.00
A T & T INC NEW                com              00206R102      211  6741.00 SH       SOLE                  6741.00
ABBOTT LABORATORIES            com              002824100      317  5176.00 SH       SOLE                  5176.00
ADOBE SYSTEMS INC              com              00724f101     6875 200380.00SH       SOLE                200380.00
AMETEK INC NEW                 com              031100100     9379 193339.33SH       SOLE                193339.33
ANSYS INC                      com              03662q105     8908 136998.00SH       SOLE                136998.00
APOLLO GROUP INC CL A          com              037604105     4855 125637.00SH       SOLE                125637.00
AUTO DATA PROCESSING           com              053015103     7766 140705.80SH       SOLE                140705.80
BALCHEM CORP                   com              057665200     4987 164851.00SH       SOLE                164851.00
BB&T CORPORATION               com              054937107     8678 276466.00SH       SOLE                276466.00
BERKSHIRE HATHAWAY B NEW CLASS com              846702074      308  3800.00 SH       SOLE                  3800.00
C H ROBINSON WORLDWD NEW       com              12541w209     7208 110056.98SH       SOLE                110056.98
CERNER CORP                    com              156782104     5262 69095.00 SH       SOLE                 69095.00
CHURCH & DWIGHT CO INC         com              171340102     6122 124450.00SH       SOLE                124450.00
CISCO SYSTEMS INC              com              17275r102      358 16910.00 SH       SOLE                 16910.00
COCA COLA COMPANY              com              191216100      206  2786.00 SH       SOLE                  2786.00
COVANCE INC                    com              222816100     6513 136750.00SH       SOLE                136750.00
DANAHER CORP DEL               com              235851102    10872 194146.05SH       SOLE                194146.05
E M C CORP MASS                com              268648102     5596 187275.00SH       SOLE                187275.00
ECOLAB INC                     com              278865100     9784 158526.70SH       SOLE                158526.70
ENTERPRISE PRD PRTNRS LP       com              293792107      451  8931.60 SH       SOLE                  8931.60
EXPEDITORS INTL WASH           com              302130109     7226 155370.00SH       SOLE                155370.00
EXXON MOBIL CORPORATION        com              30231g102     1031 11891.00 SH       SOLE                 11891.00
FASTENAL CO                    com              311900104     6834 126330.00SH       SOLE                126330.00
FISERV INC                     com              337738108    10937 157622.00SH       SOLE                157622.00
GENERAL ELECTRIC COMPANY       com              369604103      427 21289.00 SH       SOLE                 21289.00
GOOGLE INC CLASS A             com              38259p508     7436 11597.00 SH       SOLE                 11597.00
IDEXX LABS INC.                com              45168d104     2837 32440.00 SH       SOLE                 32440.00
ILLINOIS TOOL WORKS INC        com              452308109     9083 159014.15SH       SOLE                159014.15
INTEL CORP                     com              458140100      247  8784.00 SH       SOLE                  8784.00
JACOBS ENGINEERING GROUP       com              469814107     5510 124180.00SH       SOLE                124180.00
JOHNSON & JOHNSON              com              478160104     1229 18634.00 SH       SOLE                 18634.00
KINDER MORGAN ENERGY LP UNIT L com              494550106      290  3500.00 SH       SOLE                  3500.00
MC DONALDS CORP                com              580135101      216  2200.00 SH       SOLE                  2200.00
MICROSOFT CORP                 com              594918104     9075 281364.26SH       SOLE                281364.26
NBT BANCORP                    com              628778102      413 18711.00 SH       SOLE                 18711.00
ORACLE CORPORATION             com              68389x105     8573 293984.49SH       SOLE                293984.49
PEPSICO INCORPORATED           com              713448108     2436 36718.82 SH       SOLE                 36718.82
PFIZER INCORPORATED            com              717081103      419 18501.00 SH       SOLE                 18501.00
PRIVATEBANCORP INC             com              742962103     6019 396780.66SH       SOLE                396780.66
PROCTER & GAMBLE               com              742718109     1322 19667.00 SH       SOLE                 19667.00
QUALCOMM INC                   com              747525103     9338 137199.40SH       SOLE                137199.40
RESMED INC                     com              761152107     8465 273850.00SH       SOLE                273850.00
ROVI CORPORATION               com              779376102     5001 153645.00SH       SOLE                153645.00
SCHLUMBERGER LTD F             com              806857108     7322 104698.86SH       SOLE                104698.86
STARBUCKS CORP                 com              855244109     8500 152090.00SH       SOLE                152090.00
STERICYCLE INC                 com              858912108     8291 99127.00 SH       SOLE                 99127.00
STRATASYS INC                  com              862685104     6199 169734.00SH       SOLE                169734.00
STRYKER CORP                   com              863667101     7795 140496.08SH       SOLE                140496.08
SYSCO CORPORATION              com              871829107      246  8235.00 SH       SOLE                  8235.00
T J X COS INC                  com              872540109     9959 250800.00SH       SOLE                250800.00
TARGET CORPORATION             com              87612e106     8370 143642.56SH       SOLE                143642.56
U S BANCORP DEL NEW            com              902973304     9214 290832.99SH       SOLE                290832.99
WALGREEN COMPANY               com              931422109     6607 197269.47SH       SOLE                197269.47
WATERS CORP                    com              941848103     9337 100769.00SH       SOLE                100769.00